INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
INCOME PER SHARE
INCOME PER SHARE

19.INCOME PER SHARE

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary equivalent shares.

As a result of the Restructuring the Company retrospectively adjusted the number of ordinary shares as if the Restructuring occurred at the beginning of the period presented, for details of Restructuring, please refer to Note 1(b).

Basic and diluted income per share for the periods presented are calculated as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income	802,566	2,514,591	1,186,345
Less: Net income attributable to non-controlling interests	(1,663)	(17,368)	(15,196)
Add: Net loss attributable to redeemable non-controlling interests	—	18,891	—
Less: accretion to redemption value of convertible redeemable preferred shares	(43,330)	(62,000)	(20,082)
Less: accretion to redemption value of redeemable non-controlling interests	—	(18,891)	—
Less: cumulative undeclared dividends on convertible redeemable preferred shares	(32,081)	(51,032)	(15,702)
Less: Net income attributable to preferred shareholders based on their participating rights	(198,548)	(949,041)	(116,785)
Net earnings available for distribution – basic	526,944	1,435,150	1,018,580
Reversal of accretion on redemption value of Series A and Series B convertible redeemable preferred shares	34,484	—	—
Reversal and reallocation of net income attributable to preferred shareholders	199,331	—	—
Net earnings available for distribution – diluted	760,759	1,435,150	1,018,580
Denominator:
Denominator for basic income per share calculation	104,465,049	100,628,189	162,470,727
Effects of dilutive securities − convertible redeemable preferred shares	48,266,743	—	—
Effects of dilutive securities − outstanding share options and RSUs	—	—	2,243,939
Denominator for diluted income per share calculation	152,731,792	100,628,189	164,714,666
Basic income per share	5.04	14.26	6.27
Dilutive income per share	4.98	14.26	6.18

For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including preferred shares, share options and RSUs. On a weighted average basis,6,283,388, 70,122,009 and 21,132,660 preferred shares were excluded from the computation of diluted earning per ordinary share because including them would have had an anti-dilutive effect; and 10,632,274, 14,088,184 and nil share options were excluded from the calculation of diluted income per ordinary share as their vesting is contingent upon the satisfaction of a performance condition (i.e. completion of a Qualified IPO), which is not considered probable until the event occurs.